UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21539

First Trust Senior Floating Rate Income Fund II

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 137.9%
	Aerospace & Defense – 0.7%
$1,844,142	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	06/09/23	$1,820,888
887,244	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	05/30/25	873,935
				2,694,823
	Alternative Carriers – 0.7%
2,678,397	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.73%	02/22/24	2,665,969
	Application Software – 9.1%
1,621,029	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	04/26/24	1,601,106
950,333	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.99%	07/01/24	951,521
4,740,660	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	02/02/22	4,735,967
2,791,546	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	08/06/22	2,791,546
2,615,430	Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.74%	11/01/23	2,603,661
935,848	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	06/21/24	925,319
6,320,009	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	06/21/24	6,248,909
6,974,963	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	11/30/24	6,796,264
1,846,330	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	6.37%	04/26/24	1,794,023
5,319,632	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	10/12/23	5,263,138
				33,711,454
	Asset Management & Custody Banks – 0.7%
916,984	Harbourvest Partners L.P., Term Loan B, 2 Mo. LIBOR + 2.25%, 0.00% Floor	4.85%	03/01/25	908,961
210,396	Mondrian Investment Partners Limited, Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.80%	03/09/20	210,133
1,614,103	Victory Capital Holdings, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.55%	02/15/25	1,614,103
				2,733,197
	Auto Parts & Equipment – 3.6%
3,000,000	American Axle & Manufacturing, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.74%	03/15/24	2,936,250
6,967,276	Gates Global, LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	03/31/24	6,941,149
950,395	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.99%	06/30/24	771,854
1,983,334	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	06/30/24	1,610,745
1,054,575	Tower Automotive Holdings USA, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.31%	03/07/24	1,014,152
				13,274,150
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting – 5.6%
$3,664,073	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor (d)	7.00%	05/15/22	$3,584,672
5,489,627	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.01%	01/02/26	5,471,785
476,709	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.76%	01/17/24	470,303
2,631,987	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	01/17/24	2,596,613
8,495,601	Tribune Media Company (fka Tribune Company), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.49%	01/27/24	8,484,982
				20,608,355
	Building Products – 2.9%
188,386	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.77%	01/02/25	186,582
67,356	JELD-WEN, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.80%	12/07/24	66,205
10,475,412	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	11/15/23	10,327,604
				10,580,391
	Cable & Satellite – 1.9%
978,321	Cablevision (fka CSC Holdings, Inc.), January 2018 Term Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	01/25/26	972,207
2,634,086	Cablevision (fka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	07/17/25	2,598,341
1,000,000	Charter Communications Operating, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	04/13/25	996,700
406,336	Mediacom Broadband, Term Loan N, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.17%	02/15/24	401,765
2,129,500	Virgin Media Investment Holdings Limited, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	01/15/26	2,113,550
				7,082,563
	Casinos & Gaming – 13.0%
9,070,358	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	12/22/24	9,036,344
7,555,240	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.74%	04/18/24	7,497,065
3,859,804	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.24%	10/04/23	3,840,505
3,247,132	Las Vegas Sands, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.24%	03/27/25	3,222,778
1,463,062	MGM Growth Properties Operating Partnership L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	03/23/25	1,454,181
575,887	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.84%	10/01/25	573,007
13,011,642	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	6.30%	07/28/25	13,007,219
5,397,498	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	5.00%	06/08/23	5,369,647
3,848,666	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.48%	12/20/24	3,824,150
				47,824,896
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Coal & Consumable Fuels – 0.4%
$1,028,601	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	03/07/24	$1,022,605
307,533	Peabody Energy, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	03/31/25	305,995
				1,328,600
	Commercial Printing – 0.4%
1,351,816	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	10/31/24	1,347,166
	Communications Equipment – 0.1%
483,058	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	02/15/26	484,266
	Construction Materials – 0.4%
1,635,215	Summit Materials, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	11/10/24	1,622,951
	Diversified Chemicals – 0.1%
364,737	Ineos US Finance, LLC, 2024 Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	03/31/24	359,722
	Diversified Support Services – 0.4%
1,380,313	Brightview Landscapes, LLC (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	08/15/25	1,376,006
	Electric Utilities – 0.9%
367,500	Dayton Power & Light, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.50%	08/24/22	366,581
1,930,303	Vistra Operations Company, LLC (TEX/TXU), 2016 Incremental Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	12/14/23	1,927,080
995,000	Vistra Operations Company, LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.48%-4.49%	12/31/25	990,204
				3,283,865
	Environmental & Facilities Services – 0.8%
2,939,998	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	12/04/24	2,889,783
	Food Retail – 1.9%
4,327,425	Albertson’s, LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.82%	12/21/22	4,312,539
2,835,659	Albertson’s, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.48%	06/22/23	2,819,013
				7,131,552
	Health Care Equipment – 1.4%
4,997,000	Acelity L.P., Inc. (Kinetic Concepts), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	6.05%	01/31/24	4,982,009
	Health Care Facilities – 2.2%
1,034,196	Acadia Healthcare Company, Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	02/11/22	1,029,998
1,183,628	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	02/16/23	1,178,822
3,592,988	Concentra, Inc. (fka MJ Acquisitions), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.27%	06/01/22	3,570,532
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Facilities (Continued)
$1,431,232	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.25%	06/30/25	$1,433,021
912,546	Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	03/06/25	904,561
				8,116,934
	Health Care Services – 12.4%
4,126,291	21st Century Oncology Holdings, Inc. (21st Century Oncology, Inc.), Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.91%	01/16/23	3,424,822
931,845	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.74%	03/14/25	903,498
776,131	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	04/28/22	751,070
2,839,084	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	04/21/24	2,296,109
245,424	athenahealth, Inc., Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	7.20%	02/15/26	243,890
4,551,725	CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	7.01%	07/01/21	3,929,640
3,546,277	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	06/07/23	3,527,801
6,317,883	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.74%	06/07/23	6,284,967
3,638,642	Dupage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.24%	08/15/24	3,567,398
4,189,768	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.24%	10/10/25	4,023,770
808,660	Exam Works (Gold Merger Co, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	07/27/23	807,148
5,223,308	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	08/31/24	5,090,531
5,363,405	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	02/06/24	4,836,021
5,244,018	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	7.05%	12/30/22	5,234,631
843,678	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.99%	08/27/25	844,733
				45,766,029
	Health Care Supplies – 0.1%
406,596	ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	5.05%	10/31/23	404,258
	Health Care Technology – 1.5%
5,404,223	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	03/01/24	5,361,151
	Hotels, Resorts & Cruise Lines – 0.1%
441,000	Four Seasons, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	11/30/23	438,610
	Household Appliances – 0.9%
3,516,035	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	7.05%	09/25/24	3,340,233
	Human Resource & Employment Services – 1.1%
4,083,993	Tempo Acquisition (Alight Solutions, LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	05/01/24	4,078,071
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Hypermarkets & Super Centers – 2.1%
$7,666,868	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	02/03/24	$7,639,727
	Independent Power Producers & Energy Traders – 0.8%
2,930,000	Calpine Corporation, New Term Loan B5, 3 Mo. LIBOR + 2.50%, 0.00% Floor	5.31%	01/15/24	2,909,549
	Industrial Conglomerates – 1.4%
75,039	Accudyne Industries, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	08/18/24	74,962
4,343,847	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	07/30/24	4,338,851
807,880	Messer Industries USA, Inc., Initial Term B-1, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	09/30/25	801,821
				5,215,634
	Industrial Machinery – 0.3%
928,952	Douglas Dynamics, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	12/31/21	917,340
	Insurance Brokers – 6.7%
3,072,884	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.23%	05/09/25	3,034,872
11,457,259	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%-5.27%	01/25/24	11,389,776
6,177	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	5.38%	04/25/25	6,113
2,452,155	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.51%	04/25/25	2,426,800
2,117,850	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	01/06/24	2,087,840
5,755,963	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.80%	05/15/24	5,698,404
				24,643,805
	Integrated Telecommunication Services – 1.4%
5,300,007	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	01/31/25	5,214,889
	Investment Banking & Brokerage – 0.9%
3,389,795	Citadel Securities L.P., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.99%	02/28/26	3,398,269
	Leisure Facilities – 1.5%
5,669,962	ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.55%	09/18/24	5,492,776
	Life Sciences Tools & Services – 6.3%
2,128,781	Immucor, Inc., Term Loan B-3, 3 Mo. LIBOR + 5.00%, 1.00% Floor	7.80%	06/15/21	2,126,120
6,493,095	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.75%	05/31/25	6,422,190
4,887,628	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	09/27/24	4,740,999
3,597,028	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.99%	08/18/22	3,575,914
1,856,670	Quintiles IMS, Inc. (IQVIA), Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.24%	06/15/25	1,843,209
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Life Sciences Tools & Services (Continued)
$4,573,237	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	05/15/22	$4,478,343
				23,186,775
	Managed Health Care – 5.4%
15,428,493	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.55%	06/07/23	15,258,780
4,718,753	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	12/02/24	4,643,253
				19,902,033
	Metal & Glass Containers – 0.5%
1,701,866	Berlin Packaging, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%-5.51%	11/07/25	1,669,956
188,662	Berlin Packaging, LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.81%	11/07/25	185,125
				1,855,081
	Movies & Entertainment – 0.9%
378,934	AMC Entertainment, Inc., 2016 Incremental Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	12/15/23	376,209
274,125	AMC Entertainment, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	12/15/22	272,275
1,833,194	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	02/05/25	1,819,830
980,100	Creative Artists Agency, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.48%	02/15/24	972,141
				3,440,455
	Oil & Gas Exploration & Production – 0.0%
166,667	Ascent Resources - Marcellus, LLC, EXIT Term Loan B, 1 Mo. LIBOR + 6.50%, 1.00% Floor	9.02%	03/30/23	166,388
	Oil & Gas Storage & Transportation – 0.4%
1,292,065	Lotus Midstream (Centurion Pipeline Company, LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	6.05%	09/30/25	1,290,449
	Other Diversified Financial Services – 8.5%
12,329,998	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	04/04/24	12,301,392
8,583,385	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	02/13/25	8,417,125
4,743,656	Financial & Risk US Holdings, Inc. (Refinitiv), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.24%	10/01/25	4,668,279
2,033,805	First Data Corporation, 2024A New Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	04/26/24	2,030,693
969,922	RPI Finance Trust, Term Loan B-6, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	03/27/23	967,905
3,120,000	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	07/01/23	3,102,466
				31,487,860
	Packaged Foods & Meats – 2.3%
2,680,776	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.74%	08/03/22	2,639,224
3,912,759	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.99%	08/03/22	3,852,112
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Packaged Foods & Meats (Continued)
$2,055,555	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	05/24/24	$2,046,983
				8,538,319
	Paper Packaging – 3.5%
13,096,957	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	02/05/23	13,031,472
	Personal Products – 0.1%
277,262	Rodan & Fields, LLC, Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.49%	06/15/25	252,655
	Pharmaceuticals – 10.0%
1,682,692	Akorn, Inc., Loan, 1 Mo. LIBOR + 5.50%, 1.00% Floor	8.00%	04/16/21	1,339,844
18,644,972	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.51%	06/01/25	18,654,295
7,234,378	Endo, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.75%	04/29/24	7,238,936
1,603,387	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	10/15/25	1,591,858
1,484,886	Grifols Worldwide Operations Limited, Tranche B Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.67%	01/31/25	1,478,650
5,094,142	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	03/29/24	5,089,353
948,554	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.55%	09/24/24	907,652
680,421	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.69%	02/24/25	655,245
				36,955,833
	Real Estate Services – 0.2%
591,133	Cushman & Wakefield (DTZ U.S. Borrower, LLC), Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	08/21/25	586,144
	Research & Consulting Services – 0.2%
557,001	TransUnion, LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	06/30/25	553,520
	Restaurants – 5.8%
5,654,604	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.74%	02/15/24	5,606,596
628,821	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	01/18/25	623,520
8,341,454	Portillo’s Holdings, LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.80%	08/15/22	8,216,332
6,933,734	Portillo’s Holdings, LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	7.30%	08/02/21	6,890,398
				21,336,846
	Security & Alarm Services – 0.3%
1,182,005	Garda World Security Corporation, Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.24%	05/26/24	1,172,549
	Semiconductors – 0.2%
664,519	Western Digital Corporation, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.23%	04/29/23	651,726
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Consumer Services – 2.9%
$724,000	Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.99%	07/31/25	$734,708
1,249,120	Asurion, LLC (fka Asurion Corporation), Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	08/04/22	1,248,234
3,651,027	Asurion, LLC (fka Asurion Corporation), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	11/03/23	3,647,777
4,987,469	Asurion, LLC (fka Asurion Corporation), Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	11/03/24	4,984,376
				10,615,095
	Specialty Chemicals – 1.4%
567,667	Akzonobel Specialty Chemicals (Starfruit), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.76%	10/01/25	563,767
4,601,869	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.48%	10/20/24	4,551,111
				5,114,878
	Systems Software – 7.2%
5,011,778	Applied Systems, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	09/13/24	4,966,372
1,511,160	Applied Systems, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor	9.49%	09/13/25	1,522,494
1,176,807	Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	5.30%	09/30/23	1,174,842
3,126,727	Dynatrace, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	08/22/25	3,109,780
3,617,623	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	06/13/24	3,578,155
3,283,520	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	04/24/22	2,982,257
2,793,132	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	04/16/25	2,780,032
1,069,925	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	04/16/25	1,064,907
1,757,601	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	04/16/25	1,749,357
1,329,082	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	09/30/25	1,312,468
2,403,762	Vertafore, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	6.05%	06/15/25	2,373,715
				26,614,379
	Technology Hardware, Storage & Peripherals – 3.4%
12,526,972	Dell International, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.50%	09/07/23	12,478,242
	Total Senior Floating-Rate Loan Interests			508,149,692
	(Cost $514,818,921)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 2.0%
	Auto Parts & Equipment – 0.3%
1,093,000	American Axle & Manufacturing, Inc.	6.63%	10/15/22	1,121,691
	Cable & Satellite – 0.5%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	5.75%	01/15/24	1,026,875
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Cable & Satellite (Continued)
$557,000	CSC Holdings, LLC (e)	5.50%	05/15/26	$564,659
				1,591,534
	Health Care Facilities – 1.1%
1,000,000	Select Medical Corp.	6.38%	06/01/21	1,007,500
800,000	Tenet Healthcare Corp.	6.00%	10/01/20	830,000
2,136,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,288,190
				4,125,690
	Health Care Services – 0.1%
438,000	DaVita, Inc.	5.13%	07/15/24	434,715
	Total Corporate Bonds and Notes			7,273,630
	(Cost $7,107,870)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.3%
	Pharmaceuticals – 0.3%
1,245,000	Bausch Health Companies, Inc. (Valeant) (e)	5.63%	12/01/21	1,247,646
	(Cost $1,229,192)

Shares	Description	Value
COMMON STOCKS (c) – 1.0%
	Broadcasting – 0.1%
25,815	Cumulus Media New Holdings (d) (f)	448,923
	Electric Utilities – 0.8%
106,607	Vistra Energy Corp. (f)	2,776,046
	Oil & Gas Exploration & Production – 0.1%
119,734	American Energy Marcellus, Class A (f) (g)	343,218
3,699	Fieldwood Energy Equity (f) (g)	125,150
		468,368
	Total Common Stocks	3,693,337
	(Cost $3,357,339)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp. (f)	79,849
175,375	Vistra Energy Corp. Claim (f) (h) (i)	0
		79,849
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (h) (i) (j)	0
1	New Millennium Holdco, Inc., Lender Claim Trust (f) (h) (i) (j)	0
		0
	Total Rights	79,849
	(Cost $174,661)
WARRANTS (c) – 0.0%
	Oil & Gas Exploration & Production – 0.0%
31,000	American Energy Marcellus First Lien Warrants (f)	930
	(Cost $3,100)
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS (c) – 1.7%
6,087,461	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.29% (k)	$6,087,461
	(Cost $6,087,461)
	Total Investments – 142.9%	526,532,545
	(Cost $532,778,544) (l)
	Outstanding Loans – (36.6)%	(135,000,000)
	Net Other Assets and Liabilities – (6.3)%	(22,958,380)
	Net Assets – 100.0%	$368,574,165

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	On June 4, 2018, Cumulus Media Holdings, Inc. completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2019, securities noted as such amounted to $1,812,305 or 0.5% of net assets.
(f)	Non-income producing security.
(g)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 28, 2019, securities noted as such amounted to $468,368 or 0.1% of net assets.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 28, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Rate shown reflects yield as of February 28, 2019.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,865,706 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,111,705. The net unrealized depreciation was $6,245,999.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 2/28/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 508,149,692	$ —	$ 508,149,692	$ —
Corporate Bonds and Notes*	7,273,630	—	7,273,630	—
Foreign Corporate Bonds and Notes*	1,247,646	—	1,247,646	—
Common Stocks:
Electric Utilities	2,776,046	2,776,046	—	—
Other industry categories*	917,291	—	917,291	—
Rights:
Electric Utilities	79,849	—	79,849	—**
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	930	—	930	—
Money Market Funds	6,087,461	6,087,461	—	—
Total Investments	$ 526,532,545	$ 8,863,507	$ 517,669,038	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Rights that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Senior Floating Rate Income Fund II (FCT)
February 28, 2019 (Unaudited)
1. Organization
First Trust Senior Floating Rate Income Fund II (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FCT on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate Income Fund II (FCT)
February 28, 2019 (Unaudited)
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate Income Fund II (FCT)
February 28, 2019 (Unaudited)
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2019, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded loan commitments as of February 28, 2019.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Senior Floating Rate Income Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 29, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 29, 2019

* Print the name and title of each signing officer under his or her signature.